Investment Objectives and Goals - Innovator Growth Accelerated ETF - Quarterly	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 10.20% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from April 1, 2026 through June 30, 2026.